                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-4260
                                   ------------


                   RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      5/31
                         --------------
Date of reporting period:    11/30
                         --------------

   Semiannual Report

                                                        RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS

   RIVERSOURCE(SM)
   SHORT DURATION U.S. GOVERNMENT FUND

   SEMIANNUAL REPORT FOR
   THE PERIOD ENDED
   NOV. 30, 2006

>  RIVERSOURCE SHORT DURATION
   U.S. GOVERNMENT FUND SEEKS TO
   PROVIDE SHAREHOLDERS WITH A HIGH
   LEVEL OF CURRENT INCOME AND SAFETY
   OF PRINCIPAL CONSISTENT WITH
   INVESTMENT IN U.S. GOVERNMENT
   AND GOVERNMENT AGENCY
   SECURITIES.

TABLE OF CONTENTS

Fund Snapshot ...........................................................    3

Performance Summary .....................................................    5

Questions & Answers with Portfolio Management ...........................    7

Investments in Securities ...............................................   10

Financial Statements ....................................................   17

Notes to Financial Statements ...........................................   20

Fund Expenses Example ...................................................   36

Proxy Voting ............................................................   38

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


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2 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2006

FUND OVERVIEW

RiverSource Short Duration U.S. Government Fund is a conservative fund with modest risk to principal for investors seeking a higher return than a money market fund. The Fund's high quality portfolio invests in bonds issued or backed by the U.S. government and federal agencies. The Fund's short-term portfolio with a target duration of one to three years makes the Fund less volatile when interest rates fluctuate.

SECTOR BREAKDOWN

Percentage of portfolio assets

Mortgage-Backed*                         53.2%
U.S. Government Obligations & Agencies   39.0%
Cash & Cash Equivalents**                 5.9%             [PIE CHART]
Commercial Mortgage-Backed                1.6%
Asset-Backed                              0.3%

* Of the 53.2%, 2.6% is due to forward commitment mortgage-backed securities activity. Short-term securities are held as collateral for these commitments.

** Of the 5.9%, 3.0% is due to security lending activity and 2.9% is the Fund's cash equivalent position.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                100.0%                                    [PIE CHART]

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

Shares of the RiverSource Short Duration U.S. Government Fund are not insured or guaranteed by the U.S. government.


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RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT NOV. 30, 2006

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

   DURATION
SHORT   INT.   LONG
  X                HIGH
                   MEDIUM   QUALITY
                   LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SEC YIELDS

                                AT NOV. 30, 2006      AT DEC. 29, 2006(1)
Class A                               3.09%                  3.48%
Class B                               2.50%                  2.90%
Class C                               2.50%                  2.90%
Class I                               3.60%                  4.01%
Class W(2)                              --                   3.45%
Class Y(3)                            3.44%                  3.84%

(1)   Last business day of the period.

(2)   Inception date Dec. 1, 2006.

(3)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 6 for additional performance information.

PORTFOLIO MANAGERS*

                                                YEARS IN INDUSTRY
Jamie Jackson, CFA                                      18
Scott Kirby                                             27

* The Fund is managed by a team of portfolio managers led by Jamie Jackson and Scott Kirby.

FUND FACTS

                                             TICKER SYMBOL      INCEPTION DATE
Class A                                          IFINX              8/19/85
Class B                                          ISHOX              3/20/95
Class C                                          AXFCX              6/26/00
Class I                                          AGMIX               3/4/04
Class Y(4)                                       IDFYX              3/20/95

Total net assets                                             $913.8 million

Number of holdings                                                      159

Weighted average life(1)                                          3.1 years

Effective duration(2)                                             1.8 years

Weighted average bond rating(3)                                         AAA

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

(4)   Effective Dec. 11, 2006, Class Y was renamed Class R4.


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4 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON
                 For the six-month period ended Nov. 30, 2006


RiverSource Short Duration U.S. Government Fund Class A (excluding sales charge)     +3.61%
Lehman Brothers 1-3 Year Government Index(1) (unmanaged)                             +3.17%
Lipper Short U.S. Government Funds Index(2)                                          +3.08%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


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RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2006

                                                                                      SINCE
Without sales charge            6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Class A (inception 8/19/85)       +3.61%    +4.42%    +2.22%    +2.56%    +4.11%      +6.20%
Class B (inception 3/20/95)       +3.23%    +3.64%    +1.46%    +1.79%    +3.34%      +4.00%
Class C (inception 6/26/00)       +3.01%    +3.43%    +1.39%    +1.75%      N/A       +3.16%
Class I (inception 3/4/04)        +3.58%    +4.57%      N/A       N/A       N/A       +2.30%
Class Y (inception 3/20/95)       +3.70%    +4.60%    +2.41%    +2.73%    +4.27%      +4.95%
With sales charge
Class A (inception 8/19/85)       -1.30%    -0.54%    +0.58%    +1.56%    +3.61%      +5.96%
Class B (inception 3/20/95)       -1.77%    -1.36%    +0.18%    +1.42%    +3.34%      +4.00%
Class C (inception 6/26/00)       +2.01%    +2.43%    +1.39%    +1.75%      N/A       +3.16%

AT DEC. 31, 2006

                                                                                      SINCE
Without sales charge            6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Class A (inception 8/19/85)       +3.46%    +3.95%    +2.02%    +2.59%    +4.15%      +6.17%
Class B (inception 3/20/95)       +3.08%    +3.18%    +1.27%    +1.83%    +3.37%      +3.96%
Class C (inception 6/26/00)       +3.08%    +3.18%    +1.27%    +1.83%      N/A       +3.14%
Class I (inception 3/4/04)        +3.43%    +4.09%      N/A       N/A       N/A       +2.21%
Class Y (inception 3/20/95)       +3.34%    +4.13%    +2.21%    +2.77%    +4.30%      +4.91%
With sales charge
Class A (inception 8/19/85)       -1.45%    -0.99%    +0.38%    +1.60%    +3.64%      +5.93%
Class B (inception 3/20/95)       -1.92%    -1.82%    -0.01%    +1.46%    +3.37%      +3.96%
Class C (inception 6/26/00)       +2.08%    +2.18%    +1.27%    +1.83%      N/A       +3.14%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class Y shares. These share classes are available to institutional investors only.

*     Not annualized


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6 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Jamie Jackson and Scott Kirby discuss the Fund's positioning and results for the six months ended Nov. 30, 2006.

The specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organization. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

Q: How did RiverSource Short Duration U.S. Government Fund perform for the first half of the fiscal year?

A: RiverSource Short Duration U.S. Government Fund's Class A shares (excluding sales charge) rose 3.61% for the six months ended Nov. 30, 2006. The Fund outperformed the Lehman Brothers 1-3 Year Government Index (Lehman Index), which gained 3.17%. The Fund also outperformed the Lipper Short U.S. Government Funds Index, representing the Fund's peer group, which advanced 3.08% during the same time frame.

      THE PRIMARY CONTRIBUTOR TO THE FUND'S RELATIVE OUTPERFORMANCE WAS ITS COMPARATIVELY LONGER DURATION POSITIONING THAN THE LEHMAN INDEX, AS RATES DECLINED SIGNIFICANTLY OVER THE SEMIANNUAL PERIOD.

Q: What factors most significantly affected performance during the semiannual period?

A: Returns for the Fund and its Lehman Index were positive. For the semiannual period overall, interest rates moved significantly lower across the spectrum of maturities, or yield curve. The Federal Reserve Board (the Fed) raised interest rates one more time during the period, on June 29, bringing the targeted federal funds rate, an interest rate that affects short-term rates, to 5.25%. Then, in early August, the Fed observed its first pause in its two-year tightening cycle, noting that economic growth appeared to be moderating somewhat and inflation pressures -- though elevated -- were expected to recede over the balance of the year and into 2007. The fixed income market rallied in response. The Fed stayed


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RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 7

QUESTIONS & ANSWERS

      on hold through the remainder of the reporting period, and yields continued to fall. Not only did the fixed income market rally with the Fed's extended pause, but rates also declined in reaction to a decelerating economy, led by a slowing housing market.

      The primary contributor to the Fund's relative outperformance was its comparatively longer duration positioning than the Lehman Index, as rates declined significantly over the semiannual period. Duration is a measure of the Fund's sensitivity to changes in interest rates.

      Also, while yields moved lower across the spectrum of maturities, or yield curve, during the six-month period, they fell more so at the longer end than at the shorter end, causing a further flattening of the yield curve. We had prudently positioned the portfolio for just such a yield curve flattening scenario.

      The Fund's performance further benefited from its sizable allocation to non-Treasury sectors, as high-quality mortgage-backed securities and, to a lesser degree, agencies, outperformed U.S. Treasuries during the semiannual period. Tactical allocation within mortgage-backed securities also helped, that is, adding to and reducing the Fund's position within mortgages at opportune times.

      The primary detractor from the Fund's relative results was its exposure to Treasury Inflation Protected Securities, or TIPS. TIPS underperformed nominal Treasury securities, or non-inflation protected Treasury securities, during the period, given inflation data reports that were less than market expectations. Such muted inflation was due primarily to an unanticipated drop in energy prices. The TIPS in the Fund's portfolio mature in January 2007.

Q: What changes did you make to the Fund and how is it currently positioned?

A: We maintained a longer duration than the Lehman Index throughout the semiannual period. However, as U.S. Treasury rates fell, we began to reduce the Fund's duration a bit, moving closer in duration to the Lehman Index. We felt a somewhat more defensive position was then warranted. After rates peaked in July and then rallied through the remainder of the period, we also took this opportunity to sell some of the Fund's non-Treasury sector holdings, taking profits following this run of strong performance. We increased the Fund's exposure to Treasuries.

      We also reduced the Fund's exposure to the longer end of the 1-3 year portion of the yield curve, as the yield curve actually inverted in the last months of the semiannual period, meaning that shorter-term yields grew higher than longer-term yields.


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8 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      The portfolio turnover rate of 104% during the semiannual period can be attributed primarily to rolling-maturity mortgage securities, processing of prepayments and opportunistic changes we made at the margin in response to valuations or market developments.

      U.S. INTEREST RATES ACROSS THE RANGE OF MATURITIES, OR YIELD CURVE, HAVE DECLINED TO LEVELS THAT APPEAR TOO LOW, AND THE YIELD CURVE ITSELF HAS BECOME TOO FLAT GIVEN OUR ECONOMIC VIEW.

Q:    What is the Fund's tactical view and strategy for the months ahead?

A: U.S. interest rates across the range of maturities, or yield curve, have declined to levels that appear too low, and the yield curve itself has become too flat given our economic view. Although recent data shows inflationary pressures easing, we believe the most likely scenario is for inflation to be nudged higher but also for a modest economic slowdown to become apparent at the end of 2006 in what we would characterize as a "soft landing." We thus believe the Fed is likely to maintain its pause, with the targeted federal funds rate at its current 5.25%, for an extended period of time. We further believe that the fixed income market has gotten ahead of itself and that rates will likely move higher and the yield curve steepen over the months ahead.

      Based on this view, we intend to maintain the Fund's current duration positioning for the near term and its more conservative allocation strategy, with somewhat more of a balance between the non-Treasury sectors and U.S. Treasuries. When rates move higher, when the yield curve steepens, and when valuations move toward what we consider to be fair value, then we intend to shift just a bit from our current conservative posture to a somewhat more aggressive strategy, lengthening duration and adding to the non-Treasury sectors again. As always, our strategy is to provide added portfolio value with a moderate amount of risk. Quality issues and security selection remain a priority as we continue to seek attractive buying opportunities.

      INVESTMENT TERM

      SOFT LANDING: A term used to describe a rate of economic growth high enough to avoid recession but slow enough to avoid high inflation.


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RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 9

INVESTMENTS IN SECURITIES

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (100.5%)

ISSUER                            COUPON    PRINCIPAL                VALUE(a)
                                   RATE       AMOUNT
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (41.7%)
Federal Farm Credit Bank
      10-10-08                     4.25%  $   6,015,000       $     5,958,176
Federal Home Loan Bank
      10-19-07                     4.13      35,000,000            34,712,685
      01-18-08                     4.63      13,400,000            13,349,750
      02-08-08                     4.63      13,510,000            13,459,972
      02-13-08                     5.25      13,730,000            13,778,247
      11-21-08                     4.63       6,500,000             6,478,797
Federal Home Loan Mtge Corp
      01-30-07                     3.00      10,950,000            10,910,273
      08-17-07                     4.00      16,890,000            16,756,890
      11-02-07                     3.25      21,000,000            20,660,661
      06-15-08                     3.88       4,010,000             3,951,173
      10-15-08                     5.13      24,390,000            24,533,267
Federal Natl Mtge Assn
      03-02-07                     3.00      16,000,000            15,911,440
      10-15-08                     4.50      10,615,000            10,557,615
U.S. Treasury
      09-30-07                     4.00      15,520,000            15,400,574
      11-30-07                     4.25      39,901,000            39,657,844
      02-15-08                     3.38      34,750,000(b,l)       34,185,313
      10-31-11                     4.63      26,110,000(b)         26,307,862
      08-15-16                     4.88       2,785,000             2,872,574
      11-15-16                     4.63      14,435,000            14,624,459
      11-15-18                     9.00       4,090,000             5,748,687
U.S. Treasury Inflation-Indexed Bond
      01-15-07                     3.38      51,234,400(o)         50,857,826
                                                              ---------------
Total                                                             380,674,085
-----------------------------------------------------------------------------

ASSET-BACKED (0.4%)
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl A4B
      03-20-10                     5.43       3,250,000(d,n)        3,250,000
-----------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (1.7%)(f)
Federal Home Loan Mtge Corp
   Multifamily Structured Pass-Through Ctfs
   Series K001 Cl A2
      04-25-16                     5.65       7,950,056             8,114,137

BONDS (CONTINUED)

ISSUER                            COUPON    PRINCIPAL                VALUE(a)
                                   RATE       AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #360800
      01-01-09                     5.74%  $   3,106,704       $     3,129,732
Federal Natl Mtge Assn #381990
      10-01-09                     7.11       4,184,606             4,406,570
                                                              ---------------
Total                                                              15,650,439
-----------------------------------------------------------------------------

MORTGAGE-BACKED (56.7%)(f,g)
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
      04-25-35                     7.50       1,963,219             2,050,687
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
      03-25-36                     6.00       6,892,121             6,929,764
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
      06-25-35                     7.00       5,700,063(d)          5,959,002
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
      04-25-46                     5.62       3,335,827(k)          3,337,525
Federal Home Loan Mtge Corp #1G1067
      07-01-36                     5.70       7,177,513(k)          7,236,082
Federal Home Loan Mtge Corp #1G2496
      09-01-36                     6.21       2,978,882(k)          3,016,565
Federal Home Loan Mtge Corp #A18107
      01-01-34                     5.50       3,661,155             3,654,800
Federal Home Loan Mtge Corp #B16408
      09-01-19                     5.50       1,420,109             1,428,882
Federal Home Loan Mtge Corp #B16409
      09-01-19                     5.50       2,103,879             2,116,876
Federal Home Loan Mtge Corp #C00351
      07-01-24                     8.00         322,202               340,017
Federal Home Loan Mtge Corp #C00385
      01-01-25                     9.00         526,682               570,404
Federal Home Loan Mtge Corp #C80329
      08-01-25                     8.00          90,671                95,671

See accompanying notes to investments in securities.


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10 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

BONDS (CONTINUED)

ISSUER                            COUPON    PRINCIPAL                VALUE(a)
                                   RATE       AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #D54959
      07-01-24                     8.00%  $      44,825       $        47,304
Federal Home Loan Mtge Corp #E00398
      10-01-10                     7.00         542,639               555,305
Federal Home Loan Mtge Corp #E81240
      06-01-15                     7.50       4,965,072             5,157,672
Federal Home Loan Mtge Corp #E90650
      07-01-12                     5.50         314,421               316,828
Federal Home Loan Mtge Corp #E92454
      11-01-17                     5.00       3,816,107             3,787,560
Federal Home Loan Mtge Corp #E93465
      11-01-17                     5.50       6,414,819             6,461,423
Federal Home Loan Mtge Corp #G00363
      06-01-25                     8.00         407,843               430,332
Federal Home Loan Mtge Corp #G00501
      05-01-26                     9.00         758,957               821,606
Federal Home Loan Mtge Corp #G10669
      03-01-12                     7.50       2,485,064             2,573,716
Federal Home Loan Mtge Corp #G11243
      04-01-17                     6.50      17,260,947            17,699,620
Federal Home Loan Mtge Corp #G12100
      11-01-13                     5.00       4,547,100             4,520,949
Federal Home Loan Mtge Corp #M30074
      09-01-09                     6.50         144,869               146,824
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 11 Cl B
      01-01-20                    20.00           8,072(i)              1,701
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2564 Cl IX
      12-15-12                    20.00       4,453,087(i)            102,103
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2590 Cl BI
      02-15-14                     2.28       5,294,985(i)            221,793
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2783 Cl MI
      03-15-25                    20.00       7,185,102(i)            365,865

BONDS (CONTINUED)

ISSUER                            COUPON    PRINCIPAL                VALUE(a)
                                   RATE       AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only/Inverse Floater
   Series 2471 Cl SI
      03-15-32                     9.05%  $   1,824,591(h,i)  $       158,877
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only/Inverse Floater
   Series 2882 Cl XS
      11-15-19                     3.86       8,206,868(h,i)          652,221
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2617 Cl HD
      06-15-16                     7.00       8,993,245             9,333,797
Federal Natl Mtge Assn
      12-01-36                     6.00       6,600,000(e)          6,668,046
      12-01-36                     6.50      25,000,000(e)         25,507,800
Federal Natl Mtge Assn #124528
      10-01-07                     7.50          94,638                94,890
Federal Natl Mtge Assn #125032
      11-01-21                     8.00         166,974               176,358
Federal Natl Mtge Assn #190129
      11-01-23                     6.00       1,224,576             1,243,005
Federal Natl Mtge Assn #190353
      08-01-34                     5.00       7,662,460             7,499,871
Federal Natl Mtge Assn #190764
      09-01-07                     8.50           2,744                 2,743
Federal Natl Mtge Assn #190785
      05-01-09                     7.50         484,318               485,607
Federal Natl Mtge Assn #190988
      06-01-24                     9.00         357,880               381,031
Federal Natl Mtge Assn #254384
      06-01-17                     7.00         499,011               513,560
Federal Natl Mtge Assn #254454
      08-01-17                     7.00         835,613               859,975
Federal Natl Mtge Assn #254723
      05-01-23                     5.50      11,027,465            11,068,463
Federal Natl Mtge Assn #254748
      04-01-13                     5.50       8,600,484             8,663,645
Federal Natl Mtge Assn #254757
      05-01-13                     5.00      11,435,127            11,343,768
Federal Natl Mtge Assn #254774
      05-01-13                     5.50       2,718,904             2,742,994
Federal Natl Mtge Assn #255501
      09-01-14                     6.00       1,099,470             1,125,028

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 11

BONDS (CONTINUED)

ISSUER                            COUPON    PRINCIPAL                VALUE(a)
                                   RATE       AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #303885
      05-01-26                     7.50%  $     584,907       $       611,925
Federal Natl Mtge Assn #313007
      07-01-11                     7.50         374,788               384,026
Federal Natl Mtge Assn #313428
      12-01-08                     7.50         162,123               162,554
Federal Natl Mtge Assn #336512
      02-01-26                     6.00          66,131                67,209
Federal Natl Mtge Assn #357485
      02-01-34                     5.50      15,723,271            15,700,244
Federal Natl Mtge Assn #407327
      01-01-14                     5.50         584,973               590,224
Federal Natl Mtge Assn #456374
      12-01-13                     5.50       1,095,112             1,104,942
Federal Natl Mtge Assn #508402
      08-01-14                     6.50         315,420               323,269
Federal Natl Mtge Assn #545818
      07-01-17                     6.00      18,665,597            19,039,532
Federal Natl Mtge Assn #545864
      08-01-17                     5.50      14,535,969            14,659,191
Federal Natl Mtge Assn #545910
      08-01-17                     6.00       2,825,600             2,882,125
Federal Natl Mtge Assn #555063
      11-01-17                     5.50      10,620,962            10,708,398
Federal Natl Mtge Assn #555367
      03-01-33                     6.00      12,286,437            12,459,530
Federal Natl Mtge Assn #579485
      04-01-31                     6.50       2,806,604             2,895,906
Federal Natl Mtge Assn #593829
      12-01-28                     7.00       1,834,990             1,898,876
Federal Natl Mtge Assn #601416
      11-01-31                     6.50       1,115,567             1,150,802
Federal Natl Mtge Assn #630993
      09-01-31                     7.50       2,643,832             2,765,473
Federal Natl Mtge Assn #648040
      06-01-32                     6.50       2,710,491             2,778,825
Federal Natl Mtge Assn #648349
      06-01-17                     6.00       9,251,912             9,436,983
Federal Natl Mtge Assn #651284
      07-01-17                     6.00       1,969,497             2,008,505
Federal Natl Mtge Assn #662866
      11-01-17                     6.00       1,312,472             1,344,171
Federal Natl Mtge Assn #665752
      09-01-32                     6.50       1,541,436             1,580,298

BONDS (CONTINUED)

ISSUER                            COUPON    PRINCIPAL                VALUE(a)
                                   RATE       AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #670782
      11-01-12                     5.00%  $     596,729       $       591,955
Federal Natl Mtge Assn #670830
      12-01-12                     5.00         712,052               709,579
Federal Natl Mtge Assn #671415
      01-01-10                     5.00         540,980               540,202
Federal Natl Mtge Assn #678938
      02-01-18                     5.50       3,112,654             3,137,924
Federal Natl Mtge Assn #678940
      02-01-18                     5.50       2,763,918             2,785,997
Federal Natl Mtge Assn #678944
      01-01-18                     5.50       1,311,296             1,322,087
Federal Natl Mtge Assn #686227
      02-01-18                     5.50       3,865,684             3,896,457
Federal Natl Mtge Assn #695838
      04-01-18                     5.50       5,017,115             5,056,807
Federal Natl Mtge Assn #696837
      04-01-18                     5.50       4,018,964             4,050,614
Federal Natl Mtge Assn #703440
      05-01-18                     5.50         994,534             1,002,311
Federal Natl Mtge Assn #704610
      06-01-33                     5.50      12,905,216            12,886,317
Federal Natl Mtge Assn #709527
      06-01-18                     5.50         467,600               471,365
Federal Natl Mtge Assn #712602
      06-01-13                     5.00       1,499,002             1,487,026
Federal Natl Mtge Assn #722325
      07-01-33                     4.97       5,894,648(k)          5,762,148
Federal Natl Mtge Assn #722589
      08-01-33                     7.00         397,221(k)            404,305
Federal Natl Mtge Assn #725232
      03-01-34                     5.00      11,459,542            11,222,903
Federal Natl Mtge Assn #725425
      04-01-34                     5.50      11,134,663            11,119,582
Federal Natl Mtge Assn #725431
      08-01-15                     5.50      11,642,205            11,746,716
Federal Natl Mtge Assn #725737
      08-01-34                     4.54       4,362,153(k)          4,335,718
Federal Natl Mtge Assn #725773
      09-01-34                     5.50       9,448,459             9,429,769
Federal Natl Mtge Assn #730632
      08-01-33                     4.11       2,317,148(k)          2,265,953
Federal Natl Mtge Assn #739243
      09-01-33                     6.00       3,471,646             3,527,717

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

12 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

BONDS (CONTINUED)

ISSUER                            COUPON    PRINCIPAL                VALUE(a)
                                   RATE       AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #739331
      09-01-33                     6.00%  $   1,843,231       $     1,867,299
Federal Natl Mtge Assn #743524
      11-01-33                     5.00       3,563,981             3,490,385
Federal Natl Mtge Assn #745802
      07-01-36                     6.00       8,800,620             8,896,403
Federal Natl Mtge Assn #753508
      11-01-33                     5.00       3,874,095             3,794,095
Federal Natl Mtge Assn #791447
      10-01-34                     6.00       5,574,312             5,642,419
Federal Natl Mtge Assn #797046
      07-01-34                     5.50       3,676,984             3,669,711
Federal Natl Mtge Assn #799769
      11-01-34                     5.05       4,911,103(k)          4,887,285
Federal Natl Mtge Assn #801344
      10-01-34                     5.07       5,582,647(k)          5,583,764
Federal Natl Mtge Assn #815463
      02-01-35                     5.50       2,841,225             2,835,605
Federal Natl Mtge Assn #832641
      09-01-35                     6.00       7,727,515             7,813,161
Federal Natl Mtge Assn #845070
      12-01-35                     5.09       2,720,247(k)          2,717,306
Federal Natl Mtge Assn #849082
      01-01-36                     5.84       3,248,919(k)          3,286,837
Federal Natl Mtge Assn #849170
      01-01-36                     5.97       4,526,954(k)          4,606,420
Federal Natl Mtge Assn #878661
      02-01-36                     5.50       9,411,674             9,333,369
Federal Natl Mtge Assn #883267
      07-01-36                     6.50       4,876,856             5,000,956
Federal Natl Mtge Assn #886461
      08-01-36                     6.19       2,943,972(k)          2,993,725
Federal Natl Mtge Assn #887096
      07-01-36                     5.81       5,634,219(k)          5,697,686
Federal Natl Mtge Assn #887403
      07-01-36                     7.00       3,453,412             3,565,500
Federal Natl Mtge Assn #900197
      10-01-36                     5.98       3,399,453(k)          3,434,093
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 163 Cl 2
      07-25-22                    20.00         747,776(i)            118,558

BONDS (CONTINUED)

ISSUER                            COUPON    PRINCIPAL                VALUE(a)
                                   RATE       AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24 Cl PI
      12-25-12                    20.00%  $   3,308,358(i)    $        69,619
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-26 Cl MI
      03-25-23                    12.58       2,111,118(i)            350,126
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71 Cl IM
      12-25-31                    14.12       2,549,175(i)            381,139
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-81 Cl LI
      11-25-13                    10.08       7,882,981(i)            363,955
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 36 Cl 2
      08-01-18                    13.85           5,733(i)              1,234
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
      01-25-36                     8.85       3,288,302(i)            703,902
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 70 Cl 2
      01-15-20                    20.00         245,695(i)             47,892
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only/Inverse Floater
   Series 2002-18 Cl SE
      02-25-32                    11.00       3,731,370(h,i)          328,140

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 13

BONDS (CONTINUED)

ISSUER                            COUPON    PRINCIPAL                VALUE(a)
                                   RATE       AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Principal Only
   Series G-15 Cl A
      06-25-21                     4.50%  $      36,685(j)    $        32,120
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133 Cl GB
      12-25-26                     8.00       2,567,083             2,731,146
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-94 Cl QB
      07-25-23                     5.50      12,293,975            12,254,481
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-W11 Cl A1
      06-25-33                     8.00         309,084(k)            310,556
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2004-60 Cl PA
      04-25-34                     5.50       4,029,003             4,069,829
Govt Natl Mtge Assn #615740
      08-15-13                     6.00       1,159,618             1,184,666
Govt Natl Mtge Assn #781507
      09-15-14                     6.00       5,569,999             5,689,375
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-62 Cl IC
      03-20-29                     0.00       3,668,842(i)            221,536
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2006-32 Cl A
      01-16-30                     5.08       9,702,323             9,713,230
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 3A
      06-19-34                     2.98       4,653,257(k)          4,625,380
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
      10-25-35                     5.00       6,543,382             6,225,374

BONDS (CONTINUED)

ISSUER                            COUPON    PRINCIPAL                VALUE(a)
                                   RATE       AMOUNT
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
      05-25-35                     5.50%  $   5,140,223       $     5,088,821
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
      03-25-36                     5.11       4,135,186(k)          4,106,295
                                                              ---------------
Total                                                             518,508,408
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $921,499,162)                                          $   918,082,932
-----------------------------------------------------------------------------

MONEY MARKET FUND (1.2%)(c)

                                              SHARES                 VALUE(a)
RiverSource Short-Term
   Cash Fund                                 11,059,292(m)    $    11,059,292
-----------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $11,059,292)                                           $    11,059,292
-----------------------------------------------------------------------------

SHORT-TERM SECURITIES (5.0%)(c)

ISSUER                         EFFECTIVE      AMOUNT                 VALUE(a)
                                 YIELD      PAYABLE AT
                                             MATURITY
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
      12-01-06                     5.18%  $  46,000,000       $    45,993,381
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $46,000,000)                                           $    45,993,381
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $978,558,454)(p)                                       $   975,135,605
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(c) Cash collateral received from security lending activity is invested in an affiliated money market fund/short-term securities and represents 3.2% of net assets. See Note 6 to the financial statements. 3.0% of net assets is the Fund's cash equivalent position.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2006, the value of these securities amounted to $9,209,002 or 1.0% of net assets.

(e) At Nov. 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $32,185,815.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2006:

                                PRINCIPAL    SETTLEMENT    PROCEEDS
      SECURITY                    AMOUNT        DATE      RECEIVABLE       VALUE
      -----------------------------------------------------------------------------
      Federal Natl Mtge Assn
         12-01-21 5.50%        $18,500,000    12-18-06    $18,494,219   $18,598,272

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 2006. At Nov. 30, 2006, the value of inverse floaters represented 0.1% of net assets.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2006.

(j) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Nov. 30, 2006.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.


------------------------------------------------------------------------------

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 15

(l) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Treasury Note, March 2007, 2-year                    $ 130,000,000
      U.S. Treasury Note, March 2007, 5-year                       14,900,000

      SALE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                          10,900,000
      U.S. Treasury Note, Dec. 2006, 10-year                       63,300,000

(m)   Affiliated Money Market Fund - See Note 7 to the financial statements.

(n) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(o) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(p) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $978,558,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 3,934,000
      Unrealized depreciation                                      (7,356,000)
      -----------------------------------------------------------------------
      Net unrealized depreciation                                 $(3,422,000)
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

16 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

NOV. 30, 2006 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)*
   Unaffiliated issuers (identified cost $967,499,162)                                      $    964,076,313
   Affiliated money market fund (identified cost $11,059,292) (Note 7)                            11,059,292
------------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $978,558,454)                                   975,135,605
Cash in bank on demand deposit                                                                       809,291
Capital shares receivable                                                                            128,671
Accrued interest receivable                                                                        5,529,172
Receivable for investment securities sold                                                         35,714,264
------------------------------------------------------------------------------------------------------------
Total assets                                                                                   1,017,317,003
------------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                                                    452,820
Capital shares payable                                                                               235,741
Payable for investment securities purchased                                                       53,972,823
Payable upon return of securities loaned (Note 6)                                                 29,281,250
Accrued investment management services fee                                                            12,015
Accrued distribution fee                                                                             188,449
Accrued service fee                                                                                       47
Accrued transfer agency fee                                                                            2,124
Accrued administrative services fee                                                                    1,696
Other accrued expenses                                                                               787,104
Forward sale commitments, at value (proceeds receivable $18,494,219) (Note 1)                     18,598,272
------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                103,532,341
------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                          $    913,784,662
============================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                    $      1,925,526
Additional paid-in capital                                                                     1,141,659,854
Excess of distributions over net investment income                                                (1,778,458)
Accumulated net realized gain (loss) (Note 9)                                                   (223,623,977)
Unrealized appreciation (depreciation) on investments (Note 5)                                    (4,398,283)
------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                    $    913,784,662
============================================================================================================
Net assets applicable to outstanding shares:            Class A                             $    586,638,848
                                                        Class B                             $    255,431,374
                                                        Class C                             $     11,663,167
                                                        Class I                             $     43,020,484
                                                        Class Y                             $     17,030,789
Net asset value per share of outstanding capital stock: Class A shares        123,632,895   $           4.75
                                                        Class B shares         53,818,439   $           4.75
                                                        Class C shares          2,458,022   $           4.74
                                                        Class I shares          9,054,770   $           4.75
                                                        Class Y shares          3,588,445   $           4.75
------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 6)                                           $     28,790,770
------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 17

STATEMENT OF OPERATIONS

SIX MONTHS ENDED NOV. 30, 2006 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                                                  $ 23,509,741
Income distributions from affiliated money market fund (Note 7)                                 95,695
Fee income from securities lending (Note 6)                                                     64,161
------------------------------------------------------------------------------------------------------
Total income                                                                                23,669,597
------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                           2,373,895
Distribution fee
   Class A                                                                                     781,951
   Class B                                                                                   1,437,030
   Class C                                                                                      65,403
Transfer agency fee                                                                            825,364
Incremental transfer agency fee
   Class A                                                                                      49,800
   Class B                                                                                      40,821
   Class C                                                                                       2,226
Service fee -- Class Y                                                                           9,284
Administrative services fees and expenses                                                      333,875
Compensation of board members                                                                   10,805
Custodian fees                                                                                  67,740
Printing and postage                                                                            65,965
Registration fees                                                                               32,825
Audit fees                                                                                      22,500
Other                                                                                           30,317
------------------------------------------------------------------------------------------------------
Total expenses                                                                               6,149,801
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)           (712,893)
------------------------------------------------------------------------------------------------------
                                                                                             5,436,908
   Earnings and bank fee credits on cash balances (Note 2)                                     (58,771)
------------------------------------------------------------------------------------------------------
Total net expenses                                                                           5,378,137
------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                             18,291,460
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                           (1,680,520)
   Futures contracts                                                                          (825,339)
   Payment from affiliate (Note 2)                                                             262,748
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     (2,243,111)
Net change in unrealized appreciation (depreciation) on investments                         16,501,168
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                              14,258,057
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                           $ 32,549,517
======================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

18 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          NOV. 30, 2006
                                                                        SIX MONTHS ENDED    MAY 31, 2006
                                                                           (UNAUDITED)       YEAR ENDED
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                         $     18,291,460   $    39,876,174
Net realized gain (loss) on investments                                       (2,243,111)       (9,828,156)
Net change in unrealized appreciation (depreciation) on investments           16,501,168       (19,214,087)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               32,549,517        10,833,931
----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                                (12,900,171)      (25,344,232)
      Class B                                                                 (4,798,276)      (11,112,963)
      Class C                                                                   (219,572)         (475,216)
      Class I                                                                 (1,000,865)       (1,917,196)
      Class Y                                                                   (399,276)       (1,202,674)
----------------------------------------------------------------------------------------------------------
Total distributions                                                          (19,318,160)      (40,052,281)
----------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                                    78,874,740       152,023,244
   Class B shares                                                             21,003,772        57,560,792
   Class C shares                                                                925,493         2,800,362
   Class I shares                                                              9,861,074        40,699,356
   Class Y shares                                                              1,251,163         8,191,458
Reinvestment of distributions at net asset value
   Class A shares                                                             11,731,748        22,725,811
   Class B shares                                                              4,472,941        10,224,074
   Class C shares                                                                208,092           442,952
   Class I shares                                                              1,017,252         1,887,079
   Class Y shares                                                                401,638         1,156,490
Payments for redemptions
   Class A shares                                                           (153,303,959)     (410,945,903)
   Class B shares (Note 2)                                                  (112,153,068)     (307,798,780)
   Class C shares (Note 2)                                                    (4,169,189)      (11,908,336)
   Class I shares                                                            (30,841,712)      (10,310,796)
   Class Y shares                                                             (3,451,634)      (89,611,333)
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions           (174,171,649)     (532,863,530)
----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                     (160,940,292)     (562,081,880)
Net assets at beginning of period                                          1,074,724,954     1,636,806,834
----------------------------------------------------------------------------------------------------------
Net assets at end of period                                             $    913,784,662   $ 1,074,724,954
==========================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 19

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Government Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Government Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of its agencies and instrumentalities.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes are effective Dec. 11, 2006.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase those shares. At Nov. 30, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represents 4.71% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


------------------------------------------------------------------------------

20 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2006, the Fund has entered into outstanding when-issued securities of $32,185,815.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchases price of the commitment.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write put and call options. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.


------------------------------------------------------------------------------

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 21

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

SHORT SALES

The Fund may engage in short sales. In these transactions, the Fund sells a security that it does not own. The Fund is obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Portfolio sold the security.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.


------------------------------------------------------------------------------

22 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


------------------------------------------------------------------------------

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 23

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


------------------------------------------------------------------------------

24 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement with RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.25% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase.

Other expenses include, among other things, certain expenses of the Fund or the Board (including its independent members) equal to $19,378 that are paid by the Fund through Board Services Corporation, an entity that provides services to the Board and the Fund pursuant to a separate agreement. These expenses include: Fund boardroom expense, Board Services Corporation office expense, Board Services Corporation employee compensation, including employee health and retirement benefits, Board Services Corporation audit and legal fees, Fund legal fees, certain taxes, filing fees and certain other expenses.

Compensation of board members includes compensation as well as retirement benefits. Certain other aspects of the Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

o     Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets for this service attributable to Class R4 shares.


------------------------------------------------------------------------------

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 25

Class I currently pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Under the current Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $304,817 for Class A, $196,970 for Class B and $1,654 for Class C for the six months ended Nov. 30, 2006.

For the six months ended Nov. 30, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.54% for Class I and 0.72% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $284,949, $148,707, $7,140 and $6,965, respectively, and the management fees waived at the Fund level were $265,132. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until May 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.54% for Class I and 0.72% for Class Y of the Fund's average daily net assets.

During the six months ended Nov. 30, 2006, the Fund's custodian and transfer agency fees were reduced by $58,771 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time payment of $262,748 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.


------------------------------------------------------------------------------

26 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,055,602,736 and $1,275,019,528, respectively, for the six months ended Nov. 30, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                 SIX MONTHS ENDED NOV. 30, 2006
                             CLASS A        CLASS B        CLASS C        CLASS I        CLASS Y
--------------------------------------------------------------------------------------------------
Sold                        16,800,772      4,462,847        196,471      2,088,458        265,508
Issued for reinvested
   distributions             2,488,356        948,975         44,140        215,684         85,183
Redeemed                   (32,533,255)   (23,864,034)      (885,056)    (6,572,113)      (730,344)
--------------------------------------------------------------------------------------------------
Net increase (decrease)    (13,244,127)   (18,452,212)      (644,445)    (4,267,971)      (379,653)
--------------------------------------------------------------------------------------------------

                                                 YEAR ENDED MAY 31, 2006
                             CLASS A        CLASS B        CLASS C        CLASS I        CLASS Y
--------------------------------------------------------------------------------------------------
Sold                        32,049,091     12,143,861        590,775      8,560,843      1,723,849
Issued for reinvested
   distributions             4,799,507      2,159,088         93,548        398,566        243,480
Redeemed                   (86,699,539)   (64,869,864)    (2,511,821)    (2,172,038)   (18,793,148)
--------------------------------------------------------------------------------------------------
Net increase (decrease)    (49,850,941)   (50,566,915)    (1,827,498)     6,787,371    (16,825,819)
--------------------------------------------------------------------------------------------------

5. INTEREST RATE FUTURES CONTRACTS

At Nov. 30, 2006, investments in securities valued at $349,231 were pledged as collateral to cover initial margin deposits on 799 open purchase contracts and 742 open sale contracts. The notional market value of the open purchase contracts at Nov. 30, 2006 was $149,067,281 with a net unrealized gain of $262,938. The notional market value of the open sale contracts at Nov. 30, 2006 was $81,533,113 with a net unrealized loss of $1,134,319. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed


------------------------------------------------------------------------------

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 27 to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Nov. 30, 2006, securities valued at $28,790,770 were on loan to brokers. For collateral, the Fund received $29,281,250 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $64,161 for the six months ended Nov. 30, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. AFFILIATED MONEY MARKET FUND

The fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2006.

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $216,881,168 at May 31, 2006, that if not offset by capital gains will expire as follows:

       2008          2009           2013          2014         2015
   $35,174,077   $117,356,906   $36,267,962   $20,469,203   $7,612,993

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


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28 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to


------------------------------------------------------------------------------

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 29 complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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30 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                    2006(g)            2006           2005           2004           2003
Net asset value, beginning of period      $    4.68          $    4.79      $    4.82      $    4.94      $    4.85
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .09                .15            .12            .11            .15
Net gains (losses) (both realized
and unrealized)                                 .08               (.10)          (.03)          (.12)           .09
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                .17                .05            .09           (.01)           .24
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.10)              (.16)          (.12)          (.11)          (.15)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    4.75          $    4.68      $    4.79      $    4.82      $    4.94
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $     587          $     641      $     894      $   1,188      $   1,728
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  daily net assets(b)                           .89%(c),(d)        .89%(d)        .93%(d)        .97%           .95%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                  3.91%(c)           3.27%          2.49%          2.19%          2.90%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)             104%               194%           169%           125%           218%
-------------------------------------------------------------------------------------------------------------------
Total return(e)                                3.61%(f)           1.00%          1.92%          (.24%)         4.90%
-------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.04% for the six months ended Nov. 30, 2006 and 1.06% and 1.01% for the years ended May 31, 2006 and 2005, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Nov. 30, 2006 (Unaudited).


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RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 31

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                    2006(g)            2006           2005           2004           2003
Net asset value, beginning of period      $    4.68          $    4.79      $    4.82      $    4.94      $    4.85
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .07                .12            .08            .07            .11
Net gains (losses) (both realized
and unrealized)                                 .08               (.11)          (.03)          (.12)           .09
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                .15                .01            .05           (.05)           .20
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.08)              (.12)          (.08)          (.07)          (.11)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    4.75          $    4.68      $    4.79      $    4.82      $    4.94
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $     255          $     338      $     588      $     963      $   1,578
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  daily net assets(b)                          1.64%(c),(d)       1.64%(d)       1.68%(d)       1.72%          1.71%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                  3.15%(c)           2.50%          1.73%          1.44%          2.15%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)             104%               194%           169%           125%           218%
-------------------------------------------------------------------------------------------------------------------
Total return(e)                                3.23%(f)            .26%          1.16%          (.99%)         4.11%
-------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.80% for the six months ended Nov. 30, 2006 and 1.82% and 1.76% for the years ended May 31, 2006 and 2005, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Nov. 30, 2006 (Unaudited).


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32 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                    2006(g)            2006           2005           2004           2003
Net asset value, beginning of period      $    4.68          $    4.79      $    4.82      $    4.94      $    4.85
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .07                .12            .08            .07            .11
Net gains (losses) (both realized
and unrealized)                                 .07               (.11)          (.03)          (.12)           .09
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                .14                .01            .05           (.05)           .20
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.08)              (.12)          (.08)          (.07)          (.11)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    4.74          $    4.68      $    4.79      $    4.82      $    4.94
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $      12          $      15      $      24      $      38      $      58
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  daily net assets(b)                          1.64%(c),(d)       1.64%(d)       1.68%(d)       1.73%          1.72%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                  3.16%(c)           2.51%          1.73%          1.44%          2.10%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)             104%               194%           169%           125%           218%
-------------------------------------------------------------------------------------------------------------------
Total return(e)                                3.01%(f)            .26%          1.16%          (.99%)         4.11%
-------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.80% for the six months ended Nov. 30, 2006 and 1.83% and 1.77% for the years ended May 31, 2006 and 2005, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Nov. 30, 2006 (Unaudited).


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RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 33

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                    2006(h)            2006           2005           2004(b)
Net asset value, beginning of period      $    4.69          $    4.79      $    4.83      $    4.90
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .10                .17            .14            .03
Net gains (losses) (both realized
and unrealized)                                 .07               (.10)          (.04)          (.07)
----------------------------------------------------------------------------------------------------
Total from investment operations                .17                .07            .10           (.04)
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.11)              (.17)          (.14)          (.03)
----------------------------------------------------------------------------------------------------
Net asset value, end of period            $    4.75          $    4.69      $    4.79      $    4.83
----------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $      43          $      62      $      31      $       4
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  daily net assets(c)                           .54%(d),(e)        .58%(e)        .57%           .63%(d)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                  4.26%(d)          3.66%          2.98%          2.74%(d)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)             104%               194%           194%           169%
----------------------------------------------------------------------------------------------------
Total return(f)                                3.58%(g)           1.56%          2.06%          (.87%)(g)
----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class I would have been 0.59% for the six months ended Nov. 30, 2006 and 0.62% for the year ended May 31, 2006.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Nov. 30, 2006 (Unaudited).


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34 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

CLASS Y*

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                    2006(g)            2006           2005           2004           2003
Net asset value, beginning of period      $    4.68          $    4.79      $    4.82      $    4.94      $    4.85
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .10                .16            .13            .12            .15
Net gains (losses) (both realized
and unrealized)                                 .07               (.11)          (.03)          (.12)           .09
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                .17                .05            .10             --            .24
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.10)              (.16)          (.13)          (.12)          (.15)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    4.75          $    4.68      $    4.79      $    4.82      $    4.94
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $      17          $      19      $     100      $     115      $     164
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  daily net assets(b)                           .72%(c),(d)        .72%(d)        .76%(d)        .81%           .79%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                  4.08%(c)           3.27%          2.66%          2.35%          3.12%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)             104%               194%           169%           125%           218%
-------------------------------------------------------------------------------------------------------------------
Total return(e)                                3.70%(f)           1.19%          2.10%          (.08%)         5.07%
-------------------------------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.85% for the six months ended Nov. 30, 2006 and 0.88% and 0.84% for the years ended May 31, 2006 and 2005, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Nov. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 35

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

36 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

                                     BEGINNING         ENDING         EXPENSES
                                   ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                                    JUNE 1, 2006   NOV. 30, 2006    THE PERIOD(a)   EXPENSE RATIO
Class A
   Actual(b)                           $1,000        $1,036.10        $ 4.54             .89%
   Hypothetical
   (5% return before expenses)         $1,000        $1,020.61        $ 4.51             .89%
Class B
   Actual(b)                           $1,000        $1,032.30        $ 8.36            1.64%
   Hypothetical
   (5% return before expenses)         $1,000        $1,016.85        $ 8.29            1.64%
Class C
   Actual(b)                           $1,000        $1,030.10        $ 8.35            1.64%
   Hypothetical
   (5% return before expenses)         $1,000        $1,016.85        $ 8.29            1.64%
Class I
   Actual(b)                           $1,000        $1,035.80        $ 2.76             .54%
   Hypothetical
   (5% return before expenses)         $1,000        $1,022.36        $ 2.74             .54%
Class Y
   Actual(b)                           $1,000        $1,037.00        $ 3.68(c)          .72%
   Hypothetical
   (5% return before expenses)         $1,000        $1,021.46        $ 3.65(c)          .72%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Nov. 30, 2006:
      +3.61% for Class A, +3.23% for Class B, +3.01% for Class C, +3.58% for
      Class I and +3.70% for Class Y.

(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May
      31, 2007, unless sooner terminated at the discretion of the Fund's
      Board, such that net expenses will not exceed 0.72% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes are effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Nov. 30, 2006, the actual and hypothetical expenses paid would have been the same as those presented in the table above.


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RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT 37

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

38 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2006 SEMIANNUAL REPORT

RIVERSOURCE(SM) SHORT DURATION U.S. GOVERNMENT FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS

RIVERSOURCE [LOGO](SM)   This report must be accompanied or preceded by the
      INVESTMENTS        Fund's current prospectus. RiverSource(SM) mutual
                         funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members
                         NASD, and managed by RiverSource Investments, LLC.
                         These companies are part of Ameriprise Financial, Inc.

                                                               S-6442 X (1/07)

Semiannual Report

                                                        RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS

  RIVERSOURCE(SM)
  U.S. GOVERNMENT MORTGAGE FUND

------------------------------------------------------------------------------

  SEMIANNUAL REPORT FOR
  THE PERIOD ENDED
  NOV. 30, 2006

> RIVERSOURCE U.S. GOVERNMENT
  MORTGAGE FUND SEEKS TO PROVIDE
  SHAREHOLDERS WITH CURRENT
  INCOME AS ITS PRIMARY OBJECTIVE
  AND, AS ITS SECONDARY OBJECTIVE,
  PRESERVATION OF CAPITAL.

------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot ...........................................................    3

Performance Summary .....................................................    5

Questions & Answers
  with Portfolio Management .............................................    7

Investments in Securities ...............................................   12

Financial Statements ....................................................   20

Notes to Financial Statements ...........................................   23

Fund Expenses Example ...................................................   38

Proxy Voting ............................................................   40

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

2 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2006

FUND OVERVIEW

RiverSource U.S. Government Mortgage Fund invests in mortgage-backed bonds issued or backed by the U.S. government and federal agencies such as Government National Mortgage Association (GNMA or Ginnie Mae), Federal National Mortgage Association (FNMA or Fannie Mae), and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). The Fund's focus on high quality bonds in its portfolio reduces credit risk.

SECTOR BREAKDOWN

Percentage of portfolio assets

Asset-Backed                               0.3%
U.S. Government Obligations & Agencies     0.8%
Cash & Cash Equivalents                    2.0%           [PIE CHART]
Commercial Mortgage-Backed                 2.6%
Mortgage-Backed(1)                        94.3%

(1) Of the 94.3%, 15.4% is due to forward commitment mortgage-backed securities activity. Short-term securities are held as collateral for these commitments.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

Non-rated bonds                            0.2%
BBB bonds                                  0.1%
A bonds                                    0.2%           [PIE CHART]
AAA bonds                                 99.5%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

Shares of the RiverSource U.S. Government Mortgage Fund are not insured or guaranteed by the U.S. government.

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT NOV. 30, 2006

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT    INT.  LONG
          X        HIGH
                   MEDIUM   QUALITY
                   LOW


The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.


SEC YIELDS

                                      AT NOV. 30, 2006     AT DEC. 29, 2006(1)
Class A                                     4.32%                4.10%
Class B                                     3.79%                3.55%
Class C                                     3.79%                3.55%
Class I                                     4.90%                4.67%
Class Y(2)                                  4.73%                4.49%

(1)   Last business day of the period.

(2)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 6 for additional performance information.

PORTFOLIO MANAGER

                                                             YEARS IN INDUSTRY
Scott Kirby*                                                         27

*     The Fund is managed by a team of investment professionals led by Scott
      Kirby.

FUND FACTS

                                            TICKER SYMBOL      INCEPTION DATE
Class A                                         AUGAX               2/14/02
Class B                                         AUGBX               2/14/02
Class C                                         AUGCX               2/14/02
Class I                                            --                3/4/04
Class Y(4)                                      RSGYX               2/14/02

Total net assets                                             $241.3 million

Number of holdings                                                      205

Weighted average life(1)                                          6.4 years

Effective duration(2)                                             3.0 years

Weighted average bond rating(3)                                         AAA

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

(4)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

------------------------------------------------------------------------------

4 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                            PERFORMANCE COMPARISON
                 For the six-month period ended Nov. 30, 2006

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

RiverSource U.S. Government Mortgage Fund Class A (excluding sales charge)      +5.09%
Lehman Brothers Mortgage-Backed Securities Index(1) (unmanaged)                 +5.78%
Lipper U.S. Mortgage Funds Index(2)                                             +5.42%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA). The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper U.S. Mortgage Funds Index includes the 10 largest U.S. mortgage funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 5

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2006

                                                                       SINCE
Without sales charge                 6 MONTHS*   1 YEAR    3 YEARS   INCEPTION
Class A (inception 2/14/02)           +5.09%     +5.48%    +3.93%     +4.35%
Class B (inception 2/14/02)           +4.48%     +4.69%    +3.15%     +3.58%
Class C (inception 2/14/02)           +4.48%     +4.49%    +3.16%     +3.57%
Class I (inception 3/4/04)            +5.07%     +5.60%      N/A      +3.67%
Class Y (inception 2/14/02)           +4.97%     +5.46%    +4.04%     +4.49%
With sales charge
Class A (inception 2/14/02)           +0.10%     +0.47%    +2.26%     +3.29%
Class B (inception 2/14/02)           -0.52%     -0.31%    +1.91%     +3.21%
Class C (inception 2/14/02)           +3.48%     +3.49%    +3.16%     +3.57%

AT DEC. 31, 2006

                                                                       SINCE
Without sales charge                 6 MONTHS*   1 YEAR    3 YEARS   INCEPTION
Class A (inception 2/14/02)           +4.73%     +4.34%    +3.53%     +4.23%
Class B (inception 2/14/02)           +4.13%     +3.57%    +2.77%     +3.46%
Class C (inception 2/14/02)           +4.13%     +3.57%    +2.77%     +3.46%
Class I (inception 3/4/04)            +4.71%     +4.70%      N/A      +3.51%
Class Y (inception 2/14/02)           +4.63%     +4.54%    +3.65%     +4.37%
With sales charge
Class A (inception 2/14/02)           -0.24%     -0.62%    +1.87%     +3.20%
Class B (inception 2/14/02)           -0.87%     -1.42%    +1.51%     +3.10%
Class C (inception 2/14/02)           +3.13%     +2.57%    +2.77%     +3.46%


Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class Y shares. These share classes are available to institutional investors only.

*     Not annualized

------------------------------------------------------------------------------

6 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Scott Kirby discusses the Fund's positioning and results for the six months ended Nov. 30, 2006.

The specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organization. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

Q: How did RiverSource U.S. Government Mortgage Fund perform for the first half of the fiscal year?

A: RiverSource U.S. Government Mortgage Fund's Class A shares (excluding sales charge) rose 5.09% for the six months ended Nov. 30, 2006. The Fund underperformed the Lehman Brothers Mortgage-Backed Securities Index (Lehman Index), which gained 5.78%. The Fund also underperformed the Lipper U.S. Mortgage Funds Index, representing the Fund's peer group, which advanced 5.42% during the same time frame.

Q: What factors most significantly affected performance during the semiannual period?

A: Overall, the mortgage market performed quite well, as rates moved significantly lower during the six-month period. The Federal Reserve Board (the Fed) raised interest rates one more time during the period, on June 29, bringing the targeted federal funds rate, an interest rate that affects short-term rates, to 5.25%. Then, in early August, the Fed observed its first pause in its two-year tightening cycle, noting that economic growth appeared to be moderating somewhat and inflation pressures -- though elevated -- were expected to recede over the balance of the year and into 2007. The fixed income market rallied in response. The Fed stayed on hold through the remainder of the reporting period, and yields continued to fall.

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 7

QUESTIONS & ANSWERS

      The Fund produced solid absolute returns. However, on a relative basis, the Fund underperformed for several reasons. First, we anticipated that rates, after falling in August, would have stabilized or even risen and positioned the Fund accordingly. That is, the Fund had a comparatively shorter duration than that of the Lehman Index. However this position detracted from relative results, as rates instead continued to decline. Duration is a measure of the Fund's sensitivity to changes in interest rates.

      Our issue selection during the period was also based on our anticipation of rising rates. The Fund had significant positions, for example, in premium coupon securities, hybrid adjustable-rate mortgages (ARMs) and well-structured collateralized mortgage obligations (CMOs), which historically perform well in a rising rate environment, and more modest exposure to lower coupon mortgage-backed securities and pass-through mortgages, which did, in fact, perform well as rates declined. Each mortgage sub-sector outperformed U.S. Treasuries over the six months, but the more defensive securities where the Fund was focused lagged the Lehman Index. Our issue selection strategy, therefore, hurt the Fund's relative results during the period. On the positive side, many of the Fund's long-held specified pools of mortgages helped its results during the period, as interest rates declined and refinancing activity picked up somewhat.

      EACH MORTGAGE SUB-SECTOR OUTPERFORMED U.S. TREASURIES OVER THE SIX MONTHS, BUT THE MORE DEFENSIVE SECURITIES WHERE THE FUND WAS FOCUSED LAGGED THE LEHMAN INDEX.

------------------------------------------------------------------------------

8 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      Finally, given the dramatic flatness of the U.S. Treasury yield curve at the start of the period, we expected the yield curve to subsequently steepen. We had thus incorporated a yield curve flattening bias into the Fund's positioning. Instead, while rates declined across the spectrum of maturities, or yield curve, the U.S. Treasury yield curve flattened even further, i.e., the difference in yields between short- and long-term maturities narrowed even more, in part due to a powerful technical flow of overseas buying. Indeed, the U.S. Treasury yield curve actually inverted in the last months of the period, meaning short-term yields were higher than long-term yields.

      Detracting from the Fund's results relative to its Lipper peer group was the Fund's more conservative risk profile and its inherent bias toward higher quality issues, namely securities issued by government mortgage agencies and those rated AAA. During the semiannual period, lower quality issues outperformed higher quality issues.

Q: What changes did you make to the Fund and how is it currently positioned?

A: We purchased some commercial mortgage-backed securities (CMBS) during the period to add some interest rate sensitivity to the portfolio. For the period, CMBS, like mortgage-backed securities, outperformed U.S. Treasuries, but underperformed certain other mortgage sub-sectors, such as the lower coupon mortgage-backed securities and pass-through mortgages. Other than that, we made no significant changes to the Fund during the period.

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 9

QUESTIONS & ANSWERS

      We maintained our overall defensive positioning. We continued to emphasize those securities issued by government mortgage agencies, including Ginnie Mae, Fannie Mae and Freddie Mac. We maintained our focus on higher coupon mortgage securities and emphasized investment in more seasoned pools of mortgages. We kept the Fund's duration shorter than the Lehman Index throughout. The portfolio turnover rate of 127% during the semiannual period can be attributed primarily to rolling-maturity mortgage securities, processing of prepayments and opportunistic changes we made at the margin in response to valuations or market developments.

      U.S. INTEREST RATES ACROSS THE RANGE OF MATURITIES, OR YIELD CURVE, HAVE DECLINED TO LEVELS THAT APPEAR TOO LOW, AND THE YIELD CURVE ITSELF HAS BECOME TOO FLAT GIVEN OUR ECONOMIC VIEW.

Q:    What is the Fund's tactical view and strategy for the months ahead?

A: U.S. interest rates across the range of maturities, or yield curve, have declined to levels that appear too low, and the yield curve itself has become too flat given our economic view. Although recent data shows inflationary pressures easing, we believe the most likely scenario is for inflation to be nudged higher but also for a modest economic slowdown to become apparent at the end of 2006 in what we would characterize as a "soft landing." We thus believe the Fed is likely to maintain its pause, with the targeted federal funds rate at its current 5.25%, for an extended period of time. We further believe that the fixed income market, including the mortgage-backed securities market, has gotten ahead of itself and that rates will likely move higher and the yield curve steepen over the months ahead.

      INVESTMENT TERM

      SOFT LANDING: A term used to describe a rate of economic growth high enough to avoid a recession but slow enough to avoid high inflation.

------------------------------------------------------------------------------

10 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      Based on this view, we intend to maintain the Fund's current short duration positioning for the near term. Our security selection strategy within the mortgage sector continues to be one based on rising rates, when prepayments will inevitably subside and housing turnover slow. When rates move higher, when the yield curve steepens, and when valuations within the mortgage sector move toward what we consider to be fair value, then we intend to shift just a bit from our current conservative posture to a somewhat more aggressive strategy within the mortgage sector, lengthening duration and adding to lower coupon and pass-through mortgage allocations. As always, however, our strategy is to provide added portfolio value with a moderate amount of risk. Quality issues and security selection remain a priority as we continue to seek attractive buying opportunities.

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 11

INVESTMENTS IN SECURITIES

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (116.4%)

ISSUER                                     COUPON          PRINCIPAL             VALUE(a)
                                            RATE            AMOUNT

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (1.0%)
U.S. Treasury Inflation-Indexed Bond
  01-15-07                                   3.38%       $ 2,395,208(k)       $ 2,377,603
-----------------------------------------------------------------------------------------
ASSET-BACKED (0.3%)
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                                   5.46            830,000(j)           830,519
-----------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED (3.0%)(f)
Federal Natl Mtge Assn #387549
  08-01-15                                   4.81          4,915,642            4,869,681
Federal Natl Mtge Assn #462236
  07-01-16                                   5.45          2,395,286            2,462,761
                                                                              -----------
Total                                                                           7,332,442
-----------------------------------------------------------------------------------------
MORTGAGE-BACKED (112.1%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                                   5.71            762,219(c)           768,164
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2006-2 Cl 2A2
  09-25-46                                   5.55          1,523,432(c)         1,515,311
Bank of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                                   6.00            629,863              627,923
Bank of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                                   4.75            329,984              321,528
Bank of America Funding
 Collateralized Mtge Obligation
 Series 2006-2N Cl N1
  11-25-46                                   7.25            226,047(d)           224,077
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                                   6.50            667,028              677,867

BONDS (CONTINUED)

ISSUER                                     COUPON          PRINCIPAL             VALUE(a)
                                            RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                                   5.50%       $   568,815          $   573,111
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                                   7.50            484,569              506,159
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                                   6.00          1,790,161            1,799,939
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
  03-25-35                                   5.16          1,240,567(c)         1,232,897
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                                   7.00            596,814(d)           623,926
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                                   5.39            558,140(c)           557,895
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-12 Cl 3A1
  01-25-36                                   7.00            866,580              890,429
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                                   6.38          5,399,271(g)            68,335
Federal Home Loan Mtge Corp
  12-01-36                                   5.50          8,000,000(b)         7,972,495
  12-01-36                                   6.00          4,400,000(b)         4,446,727
  12-01-36                                   6.50          2,500,000(b)         2,550,780
Federal Home Loan Mtge Corp #1G2496
  09-01-36                                   6.21          1,723,320(c)         1,745,120
Federal Home Loan Mtge Corp #555140
  03-01-10                                   8.00            128,260              129,959

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

12 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

ISSUER                                     COUPON          PRINCIPAL             VALUE(a)
                                            RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #555300
  10-01-17                                   8.00%       $   315,876          $   325,399
Federal Home Loan Mtge Corp #A10892
  07-01-33                                   6.00            643,903              654,089
Federal Home Loan Mtge Corp #A15111
  10-01-33                                   6.00          1,010,092            1,023,708
Federal Home Loan Mtge Corp #A21059
  04-01-34                                   6.50            569,680              582,153
Federal Home Loan Mtge Corp #A25174
  08-01-34                                   6.50            613,362              626,791
Federal Home Loan Mtge Corp #C53098
  06-01-31                                   8.00            361,646              380,584
Federal Home Loan Mtge Corp #C53878
  12-01-30                                   5.50          1,077,986            1,080,105
Federal Home Loan Mtge Corp #C68876
  07-01-32                                   7.00            133,890              138,003
Federal Home Loan Mtge Corp #C69665
  08-01-32                                   6.50          2,848,320            2,920,939
Federal Home Loan Mtge Corp #C79930
  06-01-33                                   5.50          1,674,031            1,672,254
Federal Home Loan Mtge Corp #D95232
  03-01-22                                   6.50            415,904              427,359
Federal Home Loan Mtge Corp #D95371
  04-01-22                                   6.50            407,864              419,843
Federal Home Loan Mtge Corp #E00285
  01-01-09                                   7.00             91,877               92,612
Federal Home Loan Mtge Corp #E81240
  06-01-15                                   7.50            983,111            1,021,247
Federal Home Loan Mtge Corp #E88036
  02-01-17                                   6.50          1,425,747            1,463,091
Federal Home Loan Mtge Corp #E88468
  12-01-16                                   6.50            320,481              329,709
Federal Home Loan Mtge Corp #E89232
  04-01-17                                   7.00            706,423              727,657
Federal Home Loan Mtge Corp #E92454
  11-01-17                                   5.00          1,934,573            1,920,101
Federal Home Loan Mtge Corp #E93685
  01-01-18                                   5.50          1,384,209            1,394,266
Federal Home Loan Mtge Corp #E99684
  10-01-18                                   5.00            446,536              443,267
Federal Home Loan Mtge Corp #G01169
  01-01-30                                   5.50          1,770,818            1,775,324
Federal Home Loan Mtge Corp #G01535
  04-01-33                                   6.00          2,261,212            2,300,362
Federal Home Loan Mtge Corp #G12101
  11-01-18                                   5.00            928,438              921,510

BONDS (CONTINUED)

ISSUER                                     COUPON          PRINCIPAL             VALUE(a)
                                            RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                                   2.28%       $   658,838(g)       $    27,597
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
  03-15-22                                   9.71          1,392,610(g)           210,205
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                                  20.00            770,943(g)            29,281
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                                  15.06            605,484(g)            57,906
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2824 Cl EI
  09-15-20                                  11.47          3,584,383(g)           369,635
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2471 Cl SI
  03-15-32                                   9.05            350,866(e,g)          30,552
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2882 Cl XS
  11-15-19                                   3.86          1,231,030(e,g)          97,833
Federal Natl Mtge Assn
  12-01-21                                   5.50            400,000(b)           402,125
  12-01-36                                   5.00          6,000,000(b)         5,861,249
  12-01-36                                   5.50          4,000,000(b)         3,985,000
  12-01-36                                   6.00         19,000,000(b)        19,195,889
Federal Natl Mtge Assn #13481
  05-01-08                                   7.75             58,278               58,894
Federal Natl Mtge Assn #190353
  08-01-34                                   5.00          1,800,678            1,762,470

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 13

ISSUER                                     COUPON          PRINCIPAL            VALUE(a)
                                            RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #252409
  03-01-29                                   6.50%       $ 1,709,932         $ 1,765,757
Federal Natl Mtge Assn #254793
  07-01-33                                   5.00          2,579,301           2,526,039
Federal Natl Mtge Assn #254916
  09-01-23                                   5.50          2,173,541           2,181,622
Federal Natl Mtge Assn #313470
  08-01-10                                   7.50            285,845             290,833
Federal Natl Mtge Assn #323362
  11-01-28                                   6.00          3,216,165           3,269,176
Federal Natl Mtge Assn #323715
  05-01-29                                   6.00            572,469             581,905
Federal Natl Mtge Assn #344909
  04-01-25                                   8.00            859,382             911,182
Federal Natl Mtge Assn #357514
  03-01-34                                   5.50          2,677,566           2,673,645
Federal Natl Mtge Assn #426860
  10-01-09                                   8.50             19,445              19,431
Federal Natl Mtge Assn #483691
  12-01-28                                   7.00          1,245,208           1,300,846
Federal Natl Mtge Assn #487757
  09-01-28                                   7.50            991,943           1,037,438
Federal Natl Mtge Assn #514704
  01-01-29                                   6.00            945,348             960,930
Federal Natl Mtge Assn #545008
  06-01-31                                   7.00          1,766,122           1,831,321
Federal Natl Mtge Assn #545339
  11-01-31                                   6.50            301,151             310,325
Federal Natl Mtge Assn #545818
  07-01-17                                   6.00          3,354,159           3,421,355
Federal Natl Mtge Assn #545864
  08-01-17                                   5.50          1,793,821           1,809,027
Federal Natl Mtge Assn #555063
  11-01-17                                   5.50          1,316,119           1,326,954
Federal Natl Mtge Assn #555458
  05-01-33                                   5.50          1,840,073           1,837,791
Federal Natl Mtge Assn #555528
  04-01-33                                   6.00          2,519,102           2,554,591
Federal Natl Mtge Assn #555734
  07-01-23                                   5.00            816,001             804,805
Federal Natl Mtge Assn #555740
  08-01-18                                   4.50          4,231,137           4,128,994
Federal Natl Mtge Assn #581418
  06-01-31                                   7.00          1,059,019           1,094,459
Federal Natl Mtge Assn #583088
  06-01-29                                   6.00          3,338,013           3,402,052

BONDS (CONTINUED)

ISSUER                                     COUPON          PRINCIPAL            VALUE(a)
                                            RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #592270
  01-01-32                                   6.50%       $   809,814         $   835,554
Federal Natl Mtge Assn #596505
  08-01-16                                   6.50            226,314             232,582
Federal Natl Mtge Assn #601416
  11-01-31                                   6.50            414,798             427,899
Federal Natl Mtge Assn #624979
  01-01-32                                   6.00            905,208             920,122
Federal Natl Mtge Assn #626670
  03-01-32                                   7.00            732,322             762,188
Federal Natl Mtge Assn #627426
  03-01-17                                   6.50            611,576             628,349
Federal Natl Mtge Assn #630992
  09-01-31                                   7.00          2,119,493           2,213,454
Federal Natl Mtge Assn #630993
  09-01-31                                   7.50          2,052,537           2,146,973
Federal Natl Mtge Assn #631388
  05-01-32                                   6.50          2,121,551           2,188,084
Federal Natl Mtge Assn #632412
  12-01-17                                   5.50          1,460,343           1,472,307
Federal Natl Mtge Assn #632856
  03-01-17                                   6.00            653,268             666,306
Federal Natl Mtge Assn #633674
  06-01-32                                   6.50            996,366           1,030,949
Federal Natl Mtge Assn #635231
  04-01-32                                   7.00            405,716             419,512
Federal Natl Mtge Assn #635908
  04-01-32                                   6.50          1,600,789           1,649,263
Federal Natl Mtge Assn #636812
  04-01-32                                   7.00            153,969             159,550
Federal Natl Mtge Assn #640200
  10-01-31                                   9.50            104,221             115,080
Federal Natl Mtge Assn #640207
  03-01-17                                   7.00             42,867              43,829
Federal Natl Mtge Assn #640208
  04-01-17                                   7.50             79,441              81,990
Federal Natl Mtge Assn #644805
  05-01-32                                   7.00          1,184,388           1,227,279
Federal Natl Mtge Assn #645053
  05-01-32                                   7.00            783,230             807,135
Federal Natl Mtge Assn #646189
  05-01-32                                   6.50            436,079             447,073
Federal Natl Mtge Assn #654071
  09-01-22                                   6.50            691,567             710,419
Federal Natl Mtge Assn #654685
  11-01-22                                   6.00            598,777             609,560

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

14 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

ISSUER                                     COUPON          PRINCIPAL             VALUE(a)
                                            RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #655635
  08-01-32                                   6.50%       $   977,778          $ 1,006,111
Federal Natl Mtge Assn #656514
  09-01-17                                   6.50          1,328,727            1,364,149
Federal Natl Mtge Assn #660186
  11-01-32                                   6.00          2,691,682            2,737,661
Federal Natl Mtge Assn #663651
  10-01-17                                   5.50            662,414              667,723
Federal Natl Mtge Assn #663667
  11-01-17                                   5.50            518,074              522,065
Federal Natl Mtge Assn #665752
  09-01-32                                   6.50          1,443,303            1,479,690
Federal Natl Mtge Assn #667302
  01-01-33                                   7.00            738,982              761,917
Federal Natl Mtge Assn #667604
  10-01-32                                   5.50            595,079              594,416
Federal Natl Mtge Assn #670382
  09-01-32                                   6.00          1,401,264            1,421,005
Federal Natl Mtge Assn #676683
  12-01-32                                   6.00          1,396,975            1,416,656
Federal Natl Mtge Assn #677089
  01-01-33                                   5.50            728,776              727,963
Federal Natl Mtge Assn #677294
  01-01-33                                   6.00          1,734,183            1,758,615
Federal Natl Mtge Assn #681080
  02-01-18                                   5.00          1,080,453            1,073,010
Federal Natl Mtge Assn #682229
  03-01-33                                   5.50          2,576,703            2,573,829
Federal Natl Mtge Assn #684585
  02-01-33                                   5.50          1,784,468            1,784,267
Federal Natl Mtge Assn #684843
  02-01-18                                   5.50          2,030,062            2,046,247
Federal Natl Mtge Assn #684853
  03-01-33                                   6.50            314,415              322,689
Federal Natl Mtge Assn #688002
  03-01-33                                   5.50          1,789,959            1,790,458
Federal Natl Mtge Assn #689026
  05-01-33                                   5.50            448,639              448,247
Federal Natl Mtge Assn #689093
  07-01-28                                   5.50          1,131,001            1,133,487
Federal Natl Mtge Assn #694628
  04-01-33                                   5.50          2,336,978            2,337,905
Federal Natl Mtge Assn #694795
  04-01-33                                   5.50          2,933,359            2,934,178
Federal Natl Mtge Assn #695220
  04-01-33                                   5.50          1,708,115            1,705,614

BONDS (CONTINUED)

ISSUER                                     COUPON          PRINCIPAL             VALUE(a)
                                            RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #695460
  04-01-18                                   5.50%       $ 2,664,560          $ 2,685,772
Federal Natl Mtge Assn #697145
  03-01-23                                   5.50          1,255,743            1,257,149
Federal Natl Mtge Assn #699424
  04-01-33                                   5.50          1,888,688            1,889,292
Federal Natl Mtge Assn #701101
  04-01-33                                   6.00          2,331,113            2,361,552
Federal Natl Mtge Assn #704610
  06-01-33                                   5.50          2,492,120            2,488,470
Federal Natl Mtge Assn #705655
  05-01-33                                   5.00            816,892              800,023
Federal Natl Mtge Assn #708503
  05-01-33                                   6.00            285,778              289,859
Federal Natl Mtge Assn #708504
  05-01-33                                   6.00            763,957              776,208
Federal Natl Mtge Assn #710780
  05-01-33                                   6.00            322,419              326,629
Federal Natl Mtge Assn #711206
  05-01-33                                   5.50          1,449,930            1,447,806
Federal Natl Mtge Assn #711239
  07-01-33                                   5.50            659,054              658,089
Federal Natl Mtge Assn #711501
  05-01-33                                   5.50            978,508              979,364
Federal Natl Mtge Assn #720006
  07-01-33                                   5.50          2,409,768(h)         2,406,239
Federal Natl Mtge Assn #720378
  06-01-18                                   4.50          1,845,400            1,800,799
Federal Natl Mtge Assn #723771
  08-01-28                                   5.50          1,086,335            1,088,723
Federal Natl Mtge Assn #725232
  03-01-34                                   5.00          1,923,566            1,883,844
Federal Natl Mtge Assn #725424
  04-01-34                                   5.50          2,028,663(b)         2,025,692
Federal Natl Mtge Assn #725425
  04-01-34                                   5.50          3,198,971            3,194,638
Federal Natl Mtge Assn #725684
  05-01-18                                   6.00            979,724              998,783
Federal Natl Mtge Assn #725719
  07-01-33                                   4.85            596,824(c)           584,625
Federal Natl Mtge Assn #725773
  09-01-34                                   5.50          2,378,405            2,373,701
Federal Natl Mtge Assn #726940
  08-01-23                                   5.50          1,505,595            1,508,715
Federal Natl Mtge Assn #730153
  08-01-33                                   5.50            907,336              906,007

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 15

ISSUER                                     COUPON          PRINCIPAL             VALUE(a)
                                            RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #733367
  08-01-23                                   5.50%       $ 1,275,912          $ 1,278,580
Federal Natl Mtge Assn #735057
  01-01-19                                   4.50          6,725,722            6,563,168
Federal Natl Mtge Assn #743524
  11-01-33                                   5.00          2,168,089            2,123,318
Federal Natl Mtge Assn #743579
  11-01-33                                   5.50          1,855,109            1,852,393
Federal Natl Mtge Assn #745802
  07-01-36                                   6.00          2,444,617            2,471,223
Federal Natl Mtge Assn #747339
  10-01-23                                   5.50          1,450,373            1,452,965
Federal Natl Mtge Assn #747536
  11-01-33                                   5.00          2,032,868            1,990,889
Federal Natl Mtge Assn #750932
  10-01-18                                   4.50            972,017              948,524
Federal Natl Mtge Assn #753507
  12-01-18                                   5.00          1,263,699            1,255,150
Federal Natl Mtge Assn #753940
  12-01-18                                   5.00          1,224,411            1,215,976
Federal Natl Mtge Assn #759342
  01-01-34                                   6.50            516,146              530,544
Federal Natl Mtge Assn #761141
  12-01-18                                   5.00          1,739,114            1,727,133
Federal Natl Mtge Assn #765760
  02-01-19                                   5.00          1,142,918            1,135,044
Federal Natl Mtge Assn #766641
  03-01-34                                   5.00          3,368,425            3,296,951
Federal Natl Mtge Assn #776962
  04-01-29                                   5.00          1,482,281            1,450,063
Federal Natl Mtge Assn #779676
  06-01-34                                   5.00          3,122,152            3,055,903
Federal Natl Mtge Assn #845070
  12-01-35                                   5.09            591,989(c)           591,349
Federal Natl Mtge Assn #878661
  02-01-36                                   5.50          2,341,328            2,321,848
Federal Natl Mtge Assn #881629
  02-01-36                                   5.50          1,497,884            1,485,422
Federal Natl Mtge Assn #886020
  07-01-36                                   6.50          1,278,109            1,310,630
Federal Natl Mtge Assn #886291
  07-01-36                                   7.00            969,627            1,001,096
Federal Natl Mtge Assn #900197
  10-01-36                                   5.98          1,849,702(c)         1,868,551

BONDS (CONTINUED)

ISSUER                                     COUPON          PRINCIPAL             VALUE(a)
                                            RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
  12-25-33                                   8.21%       $   552,863(g)       $   128,195
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                                  20.00            405,105(g)             8,525
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                                  14.12            566,483(g)            84,698
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                                  12.17            255,218(g)            32,881
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-70 Cl YJ
  08-25-35                                  19.37          3,718,983(g)           390,040
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-25-36                                   8.85          1,730,685(g)           370,475
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                                   8.00            366,726              390,164
Govt Natl Mtge Assn #518371
  02-15-30                                   7.00            122,498              126,773
Govt Natl Mtge Assn #528344
  03-15-30                                   7.00            380,438              393,716
Govt Natl Mtge Assn #556293
  12-15-31                                   6.50            459,982              474,468
Govt Natl Mtge Assn #583182
  02-15-32                                   6.50            678,309              699,516
Govt Natl Mtge Assn #595256
  12-15-32                                   6.00            406,545              413,733

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

16 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

ISSUER                                     COUPON          PRINCIPAL              VALUE(a)
                                            RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn #619613
  09-15-33                                   5.00%       $ 1,715,718          $  1,690,060
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 2AB2
  11-19-36                                   5.60          1,893,857(c)          1,893,857
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-7A Cl N1
  09-19-36                                   6.41            431,162(d)            429,006
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-8A Cl N1
  07-21-36                                   6.41            253,505(d)            252,554
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                                   4.50         11,341,644(g)            108,100
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                                   6.65            239,281(d)            238,682
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-AR8 Cl A1
  10-28-46                                   6.25            404,483(d)            402,840
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                                   5.00            502,332               494,014
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                                   5.00            437,150               426,034
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                                   5.00            592,976               578,157
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
  04-25-35                                   5.50          1,537,000             1,509,780

BONDS (CONTINUED)

ISSUER                                     COUPON          PRINCIPAL              VALUE(a)
                                            RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Sequoia Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl A2
  02-25-36                                   6.12%       $   774,621          $    789,811
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-15 Cl 4A1
  07-25-35                                   5.52          1,232,519(c)          1,228,282
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                                   5.50          1,245,856             1,231,847
Washington Mutual
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                                   4.50            726,881               692,950
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                                   5.30            460,128(c)            459,012
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR17 Cl A1C1
  12-25-45                                   5.51            223,749(c)            223,810
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                                   5.00          2,336,922             2,223,348
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                                   5.50            856,704               848,137
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                                   5.11          1,003,918(c)            996,904
                                                                              ------------
Total                                                                          270,294,556
------------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $282,326,361)                                                          $280,835,120
------------------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 17

MONEY MARKET FUND (1.1%)

                                                             SHARES               VALUE(a)
RiverSource Short-Term
 Cash Fund                                                 2,643,642(i)       $  2,643,642
-------------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,643,642)                                                            $  2,643,642
-------------------------------------------------------------------------------------------

SHORT-TERM SECURITIES (1.2%)

ISSUER                                  EFFECTIVE           AMOUNT                VALUE(a)
                                          YIELD           PAYABLE AT
                                                           MATURITY

U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nt
  12-01-06                                5.18%         $  3,000,000          $  2,999,568
------------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost: $3,000,000)                                                            $  2,999,568
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $287,970,003)(l)                                                       $286,478,330
==========================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $46,218,711.

(c) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2006, the value of these securities amounted to $2,171,085 or 0.9% of net assets.

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 2006. At Nov. 30, 2006, the value of inverse floaters represented 0.1% of net assets.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2006.

------------------------------------------------------------------------------

18 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                         $  6,600,000

      SALE CONTRACTS
      U.S. Treasury Note, Dec. 2006, 2-year                          9,400,000
      U.S. Treasury Note, Dec. 2006, 10-year                        18,400,000
      U.S. Treasury Note, March 2007, 2-year                         1,400,000
      U.S. Treasury Note, March 2007, 5-year                         3,000,000

(i)   Affiliated Money Market Fund -- See Note 6 to the financial statements.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(k) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $287,970,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 1,269,000
      Unrealized depreciation                                      (2,761,000)
      ------------------------------------------------------------------------
      Net unrealized depreciation                                 $(1,492,000)
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 19

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

NOV. 30, 2006 (UNAUDITED)

ASSETS

Investments in securities, at value (Note 1)
  Unaffiliated issuers (identified cost $285,326,361)                                    $ 283,834,688
  Affiliated money market fund (identified cost $2,643,642) (Note 6)                         2,643,642
------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $287,970,003)                             286,478,330
Capital shares receivable                                                                       12,816
Accrued interest receivable                                                                  1,269,275
Receivable for investment securities sold                                                   22,188,881
------------------------------------------------------------------------------------------------------
Total assets                                                                               309,949,302
------------------------------------------------------------------------------------------------------

LIABILITIES

Dividends payable to shareholders                                                              123,967
Capital shares payable                                                                          45,874
Payable for investment securities purchased                                                 22,160,635
Payable for securities purchased on a forward-commitment basis (Note 1)                     46,218,711
Accrued investment management services fee                                                       3,170
Accrued distribution fee                                                                        39,292
Accrued service fee                                                                                105
Accrued transfer agency fee                                                                        132
Accrued administrative services fee                                                                462
Other accrued expenses                                                                          84,050
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           68,676,398
------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                       $ 241,272,904
======================================================================================================

REPRESENTED BY

Capital stock -- $.01 par value (Note 1)                                                 $     478,027
Additional paid-in capital                                                                 244,123,340
Excess of distributions over net investment income                                             (55,588)
Accumulated net realized gain (loss) (Note 8)                                               (1,563,778)
Unrealized appreciation (depreciation) on investments (Note 5)                              (1,709,097)
------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                 $ 241,272,904
======================================================================================================
Net assets applicable to outstanding shares:               Class A                       $ 120,673,096
                                                           Class B                       $  52,912,609
                                                           Class C                       $   5,582,103
                                                           Class I                       $  23,602,997
                                                           Class Y                       $  38,502,099
Net asset value per share of outstanding capital stock:    Class A shares   23,905,898   $        5.05
                                                           Class B shares   10,478,668   $        5.05
                                                           Class C shares    1,105,319   $        5.05
                                                           Class I shares    4,680,779   $        5.04
                                                           Class Y shares    7,632,019   $        5.04
------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

------------------------------------------------------------------------------

20 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED NOV. 30, 2006 (UNAUDITED)

INVESTMENT INCOME

Income:
Interest                                                                             $  6,373,989
Income distributions from affiliated money market fund (Note 6)                            30,524
-------------------------------------------------------------------------------------------------
Total income                                                                            6,404,513
-------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                        575,175
Distribution fee
  Class A                                                                                 154,518
  Class B                                                                                 286,713
  Class C                                                                                  30,714
Transfer agency fee                                                                       343,839
Incremental transfer agency fee
  Class A                                                                                  11,031
  Class B                                                                                   9,483
  Class C                                                                                     979
Service fee -- Class Y                                                                     18,155
Administrative services fees and expenses                                                  83,880
Compensation of board members                                                               6,387
Custodian fees                                                                             32,990
Printing and postage                                                                       41,535
Registration fees                                                                          29,075
Audit fees                                                                                 11,750
Other                                                                                      11,565
-------------------------------------------------------------------------------------------------
Total expenses                                                                          1,647,789
  Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)       (404,357)
-------------------------------------------------------------------------------------------------
                                                                                        1,243,432
  Earnings and bank fee credits on cash balances (Note 2)                                 (10,377)
-------------------------------------------------------------------------------------------------
Total net expenses                                                                      1,233,055
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                         5,171,458
-------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET

Net realized gain (loss) on:
  Security transactions (Note 3)                                                          394,129
  Futures contracts                                                                       194,954
  Payment from affiliate (Note 2)                                                           6,038
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                   595,121
Net change in unrealized appreciation (depreciation) on investments                     5,594,404
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                          6,189,525
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                      $ 11,360,983
=================================================================================================

See accompanying notes to financial statements.

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      NOV. 30, 2006     MAY 31, 2006
                                                                     SIX MONTHS ENDED    YEAR ENDED
                                                                       (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS

Investment income (loss) -- net                                       $   5,171,458    $   9,995,067
Net realized gain (loss) on investments                                     595,121       (1,546,011)
Net change in unrealized appreciation (depreciation) on investments       5,594,404       (8,342,100)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          11,360,983          106,956
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
     Class A                                                             (2,913,680)      (5,735,409)
     Class B                                                             (1,134,117)      (2,557,549)
     Class C                                                               (121,830)        (274,662)
     Class I                                                               (411,740)         (22,389)
     Class Y                                                               (887,851)      (1,002,420)
   Net realized gain
     Class A                                                                     --         (240,137)
     Class B                                                                     --         (129,909)
     Class C                                                                     --          (13,809)
     Class I                                                                     --              (16)
     Class Y                                                                     --          (56,235)
-----------------------------------------------------------------------------------------------------
Total distributions                                                      (5,469,218)     (10,032,535)
-----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)

Proceeds from sales
   Class A shares (Note 2)                                               17,775,571       37,325,046
   Class B shares                                                         5,551,465       13,027,075
   Class C shares                                                           229,020          872,372
   Class I shares                                                        19,215,698        6,177,343
   Class Y shares                                                         3,747,029       35,864,407
Reinvestment of distributions at net asset value
   Class A shares                                                         2,636,534        5,347,437
   Class B shares                                                         1,041,113        2,476,785
   Class C shares                                                           110,956          264,470
   Class I shares                                                           403,222           17,221
   Class Y shares                                                           892,967        1,032,159
Payments for redemptions
   Class A shares                                                       (29,111,518)     (70,083,963)
   Class B shares (Note 2)                                              (19,548,582)     (45,885,010)
   Class C shares (Note 2)                                               (1,646,328)      (4,632,367)
   Class I shares                                                        (2,600,000)            (621)
   Class Y shares                                                        (1,672,900)      (1,208,975)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        (2,975,753)     (19,406,621)
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   2,916,012      (29,332,200)
Net assets at beginning of period                                       238,356,892      267,689,092
-----------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 241,272,904    $ 238,356,892
=====================================================================================================
Undistributed (excess of distributions over) net investment income    $     (55,588)   $     242,172
-----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

------------------------------------------------------------------------------

22 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Government Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Government Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in mortgage-backed securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes are effective Dec. 11, 2006.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Nov. 30, 2006, Ameriprise Financial, Inc. (Ameriprise Financial), IDS Life Insurance Company and the affiliated funds-of-funds owned 100% of Class I shares, which represents 9.78% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 23

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2006, the Fund has entered into outstanding when-issued securities of $44,204,707 and other forward-commitments of $2,014,004.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write put and call options. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

------------------------------------------------------------------------------

24 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

SHORT SALES

The Fund may engage in short sales. In these transactions, the Fund sells a security that it does not own. The Fund is obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Fund sold the security.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 25

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

------------------------------------------------------------------------------

26 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase.

Other expenses include among other things, certain expenses of the Fund or the Board (including its independent members) equal to $3,737 that are paid by the Fund through Board Services Corporation, an entity that provides services to the Board and the Fund pursuant to a separate agreement. These expenses include: Fund boardroom expense, Board Services Corporation office expense, Board Services Corporation employee compensation, including employee health and retirement benefits, Board Services Corporation audit and legal fees, Fund legal fees, certain taxes, filing fees and certain other expenses.

Compensation of board members includes compensation as well as retirement benefits. Certain other aspects of the Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 27

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

o     Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets for this service attributable to Class R4 shares.

Class I currently pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was terminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Under the current Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $88,588 for Class A, $42,874 for Class B and $724 for Class C for the six months ended Nov. 30, 2006.

------------------------------------------------------------------------------

28 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

For the six months ended Nov. 30, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.54% for Class I and 0.71% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $141,591, $69,986, $7,461 and $40,035, respectively, and the management fees waived at the Fund level were $145,284. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until May 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.54% for Class I and 0.71% for Class Y of the Fund's average daily net assets.

During the six months ended Nov. 30, 2006, the Fund's custodian and transfer agency fees were reduced by $10,377 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time payment of $6,038 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net assets value and total return.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $358,553,074 and $337,624,051, respectively, for six months ended Nov. 30, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                           SIX MONTHS ENDED NOV. 30, 2006
                             CLASS A       CLASS B      CLASS C      CLASS I       CLASS Y
--------------------------------------------------------------------------------------------
Sold                        3,577,476     1,115,885      46,030     3,864,210       752,552
Issued for reinvested
 distributions                529,605       209,167      22,291        80,786       179,352
Redeemed                   (5,855,336)   (3,937,937)   (331,133)     (518,962)     (337,790)
--------------------------------------------------------------------------------------------
Net increase (decrease)    (1,748,255)   (2,612,885)   (262,812)    3,426,034       594,114
--------------------------------------------------------------------------------------------

                                               YEAR ENDED MAY 31, 2006
                             CLASS A       CLASS B      CLASS C      CLASS I       CLASS Y
--------------------------------------------------------------------------------------------
Sold                        7,402,343     2,584,566     172,998     1,249,439     7,065,659
Issued for reinvested
 distributions              1,063,575       492,215      52,554         3,488       206,582
Redeemed                  (13,940,058)   (9,109,562)   (920,171)         (124)     (241,174)
--------------------------------------------------------------------------------------------
Net increase (decrease)    (5,474,140)   (6,032,781)   (694,619)    1,252,803     7,031,067
--------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 29

5. INTEREST RATE FUTURES CONTRACTS

At Nov. 30, 2006, investments in securities included securities valued at $349,487 that were pledged as collateral to cover initial margin deposits on 66 open purchase contracts and 268 open sale contracts. The notional market value of the open purchase contracts at Nov. 30, 2006 was $7,548,750 with a net unrealized gain of $61,162. The notional market value of the open sale contracts at Nov. 30, 2006 was $34,310,251 with a net unrealized loss of $278,586. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2006.

 8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $1,999,586 at May 31, 2006, that if not offset by capital gains will expire as follows:

                      2014                        2015
                    $545,026                   $1,454,560

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

------------------------------------------------------------------------------

30 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 31 undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

------------------------------------------------------------------------------

32 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                   2006(g)      2006         2005         2004         2003
Net asset value, beginning of period      $   4.92       $   5.12     $   5.03     $   5.19     $   5.06
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .11            .21          .19          .16          .19
Net gains (losses) (both realized
 and unrealized)                               .14           (.20)         .10         (.09)         .16
---------------------------------------------------------------------------------------------------------
Total from investment operations               .25            .01          .29          .07          .35
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.12)          (.20)        (.20)        (.16)        (.20)
Tax return of capital                           --             --           --         (.01)          --
Distributions from realized gains               --           (.01)          --         (.06)        (.02)
---------------------------------------------------------------------------------------------------------
Total distributions                           (.12)          (.21)        (.20)        (.23)        (.22)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period            $   5.05       $   4.92     $   5.12     $   5.03     $   5.19
---------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $    121       $    126     $    159     $    177     $    251
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                       .89% (d)       .89%         .95%         .98%         .99%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                  4.47% (d)      4.08%        3.67%        3.11%        3.31%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)             127%           178%         137%         163%         227%
---------------------------------------------------------------------------------------------------------
Total return(e)                               5.09% (f)       .12%        5.78%        1.27%        6.93%
---------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.24% for the six months ended Nov. 30, 2006 and 1.19%, 1.10%, 1.05% and 1.06% for the years ended May 31, 2006,
      2005, 2004 and 2003, respectively.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Nov. 30, 2006 (Unaudited).

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 33

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                   2006(g)       2006         2005         2004         2003
Net asset value, beginning of period      $   4.93        $   5.12     $   5.04     $   5.20     $   5.07
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .09             .17          .15          .12          .15
Net gains (losses) (both realized
 and unrealized)                               .13            (.19)         .09         (.09)         .16
----------------------------------------------------------------------------------------------------------
Total from investment operations               .22            (.02)         .24          .03          .31
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.10)           (.16)        (.16)        (.12)        (.16)
Tax return of capital                           --              --           --         (.01)          --
Distributions from realized gains               --            (.01)          --         (.06)        (.02)
----------------------------------------------------------------------------------------------------------
Total distributions                           (.10)           (.17)        (.16)        (.19)        (.18)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $   5.05        $   4.93     $   5.12     $   5.04     $   5.20
----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $     53        $     64     $     98     $    129     $    200
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                            1.64%(d)        1.64%        1.69%        1.74%        1.75%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                  3.71%(d)        3.31%        2.90%        2.35%        2.49%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)             127%            178%         137%         163%         227%
----------------------------------------------------------------------------------------------------------
Total return(e)                               4.48%(f)        (.42%)       4.78%         .52%        6.12%
----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.01% for the six months ended Nov. 30, 2006 and 1.95%, 1.86%, 1.80% and 1.82% for the years ended May 31, 2006,
      2005, 2004 and 2003, respectively.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Nov. 30, 2006 (Unaudited).

------------------------------------------------------------------------------

34 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                   2006(g)       2006         2005         2004         2003
Net asset value, beginning of period      $   4.93        $   5.12     $   5.04     $   5.20     $   5.07
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .09             .17          .15          .12          .15
Net gains (losses) (both realized
 and unrealized)                               .13            (.19)         .09         (.09)         .16
----------------------------------------------------------------------------------------------------------
Total from investment operations               .22            (.02)         .24          .03          .31
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.10)           (.16)        (.16)        (.12)        (.16)
Tax return of capital                           --              --           --         (.01)          --
Distributions from realized gains               --            (.01)          --         (.06)        (.02)
----------------------------------------------------------------------------------------------------------
Total distributions                           (.10)           (.17)        (.16)        (.19)        (.18)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $   5.05        $   4.93     $   5.12     $   5.04     $   5.20
----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $      6        $      7     $     11     $     15     $     22
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                      1.64%(d)        1.64%        1.70%        1.74%        1.75%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                  3.72%(d)        3.31%        2.90%        2.36%        2.50%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)             127%            178%         137%         163%         227%
----------------------------------------------------------------------------------------------------------
Total return(e)                               4.48%(f)        (.43%)       4.79%         .52%        6.12%
----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.01% for the six months ended Nov. 30, 2006 and 1.95%, 1.85%, 1.80% and 1.82% for the years ended May 31, 2006,
      2005, 2004 and 2003, respectively.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Nov. 30, 2006 (Unaudited).

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 35

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                   2006(h)           2006            2005             2004(b)
Net asset value, beginning of period      $   4.92           $   5.11        $   5.03        $   5.15
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .12                .22             .20             .05
Net gains (losses) (both realized
 and unrealized)                               .13               (.19)            .09            (.11)
----------------------------------------------------------------------------------------------------------
Total from investment operations               .25                .03             .29            (.06)
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.13)              (.21)           (.21)           (.06)
Distributions from realized gains               --               (.01)             --              --
----------------------------------------------------------------------------------------------------------
Total distributions                           (.13)              (.22)           (.21)           (.06)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $   5.04           $   4.92        $   5.11        $   5.03
----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $     24           $      6        $     --        $     --
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c)                           .54%(d),(e)        .54%(d)         .62%(d)         .64%(e)
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                  4.81%(e)           4.99%           3.99%           3.39%(e)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)             127%               178%            137%            163%
----------------------------------------------------------------------------------------------------------
Total return(f)                               5.07%(g)            .59%           5.92%          (1.38%)(g)
----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 0.66% for the six months ended Nov. 30, 2006 and 0.73% and 0.66% for the years ended May 31, 2006 and 2005, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Nov. 30, 2006 (Unaudited).

------------------------------------------------------------------------------

36 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

CLASS Y*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                   2006(g)        2006         2005         2004         2003
Net asset value, beginning of period      $   4.92        $   5.11     $   5.03     $   5.19     $   5.06
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .12             .21          .20          .17          .19
Net gains (losses) (both realized
 and unrealized)                               .12            (.19)         .08         (.09)         .16
----------------------------------------------------------------------------------------------------------
Total from investment operations               .24             .02          .28          .08          .35
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.12)           (.20)        (.20)        (.17)        (.20)
Tax return of capital                           --              --           --         (.01)          --
Distributions from realized gains               --            (.01)          --         (.06)        (.02)
----------------------------------------------------------------------------------------------------------
Total distributions                           (.12)           (.21)        (.20)        (.24)        (.22)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $   5.04        $   4.92     $   5.11     $   5.03     $   5.19
----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $     39        $     35     $     --     $     --     $     --
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                       .71%(d)         .71%         .77%         .81%         .80%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                  4.64%(d)        4.40%        3.99%        3.29%        3.68%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)             127%            178%         137%         163%         227%
----------------------------------------------------------------------------------------------------------
Total return(e)                               4.97%(f)         .49%        5.75%        1.45%        7.10%
----------------------------------------------------------------------------------------------------------

* Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 1.05% for the six months ended Nov. 30, 2006 and 1.04%, 0.94%, 0.87% and 0.88% for the years ended May 31, 2006,
      2005, 2004 and 2003, respectively.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Nov. 30, 2006 (Unaudited).

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 37

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------

38 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING        ANNUALIZED
                                JUNE 1, 2006    NOV. 30, 2006   THE PERIOD(a)      EXPENSE RATIO
Class A
  Actual(b)                        $ 1,000       $ 1,050.90        $ 4.58               .89%
  Hypothetical
  (5% return before expenses)      $ 1,000       $ 1,020.61        $ 4.51               .89%
Class B
  Actual(b)                        $ 1,000       $ 1,044.80        $ 8.41              1.64%
  Hypothetical
  (5% return before expenses)      $ 1,000       $ 1,016.85        $ 8.29              1.64%
Class C
  Actual(b)                        $ 1,000       $ 1,044.80        $ 8.41              1.64%
  Hypothetical
  (5% return before expenses)      $ 1,000       $ 1,016.85        $ 8.29              1.64%
Class I
  Actual(b)                        $ 1,000       $ 1,050.70        $ 2.78               .54%
  Hypothetical
  (5% return before expenses)      $ 1,000       $ 1,022.36        $ 2.74               .54%
Class Y
  Actual(b)                        $ 1,000       $ 1,049.70        $ 3.65(c)            .71%
  Hypothetical
  (5% return before expenses)      $ 1,000       $ 1,021.51        $ 3.60(c)            .71%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Nov. 30, 2006:
      +5.09% for Class A, +4.48% for Class B, +4.48% for Class C, +5.07% for Class I and +4.97% for Class Y.

(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses will not exceed 0.71% for Class R4. These changes are effective Dec. 11, 2006. Any amounts waived will not be reimbursed by the Fund. If these changes had been in place for the six-month period ended Nov. 30, 2006, the actual and hypothetical expenses paid for Class Y would have been the same as those presented in the table above.

------------------------------------------------------------------------------

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT 39

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

------------------------------------------------------------------------------

40 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2006 SEMIANNUAL REPORT

RIVERSOURCE(SM) U.S. GOVERNMENT MORTGAGE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                        This report must be accompanied or preceded by the
                        Fund's current prospectus. RiverSource(SM) mutual
RIVERSOURCE [LOGO](SM)  funds are distributed by RiverSource Distributors,
      INVESTMENTS       Inc. and Ameriprise Financial Services, Inc., Members
                        NASD, and managed by RiverSource Investments, LLC.
                        These companies are part of Ameriprise Financial, Inc.

                                                               S-6256 F (1/07)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Government Income Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   Febuary 2, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   February 2, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   February 2, 2007